Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Mar. 05, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

It is our policy that our Board of Directors, our Compensation Committee and our Chief Executive Officer do take material non-public information into account when determining the timing of equity awards. However, we do not time the disclosure of material non-public information for the purpose of impacting the value of executive compensation. During 2024, we did not grant stock options (or similar awards) to any NEO during any period beginning four business days before and ending one business day after the filing or furnishing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed material non-public information (the “Restricted Period”). We have a program, practice or plan whereby our annual grants for existing employees are consistently made at least two business days after the filing of our Annual Report on Form 10-K. For new employees, we either time the grants to be on the same day of each month to ensure that such grants are not made in connection with the release of material non-public information, or otherwise we do not grant stock options (or similar awards) during the Restricted Period.

The Compensation Committee also approved the following restricted stock unit awards that were granted on March 5, 2025. Although these awards are granted in part based on 2024 performance, the values of these stock awards will not be disclosed in our executive compensation tables until our 2026 proxy statement.

		Number of	Base
		Securities	Price of	Grant Date
		Underlying Stock	Stock Awards	Fair Value of
Name	Grant Date	Awards(1)(3)	($/Share)	Stock Awards(2)
Frederick G. Vogt, Ph.D., J.D.	3/5/2025	187,500	$4.05	$759,375
Friedrich Graf Finckenstein, M.D.	3/5/2025	93,750	$4.05	$379,688
Jean-Marc Bellemin	3/5/2025	93,750	$4.05	$379,688
Igor Bilinsky, Ph.D.	3/5/2025	93,750	$4.05	$379,688
Raj K. Puri, M.D., Ph.D.	3/5/2025	117,190	$4.05	$474,620

(1)	Represents shares of our common stock underlying restricted stock units awarded.
(2)	Represents the fair value of each equity award on the date of grant, as computed in accordance with FASB ASC 718, “Compensation — Stock Compensation,” disregarding the estimate of forfeitures. The Company’s methodology, including its underlying estimates and assumptions used in calculating these values, is set forth in Note 2 and Note 10 to its audited financial statements included in its Form 10-K filed with the SEC for the year ended December 31, 2024. These amounts do not reflect the actual economic value that will be realized by the named executive officer upon the vesting of the equity awards, or the sale of the common stock underlying such equity awards.
(3)	The equity awards vest over three years, with one third vesting on the first anniversary of the grant date and the remaining awards vesting in equal quarterly installments over the two-year period following such first anniversary.

Award Timing Method	It is our policy that our Board of Directors, our Compensation Committee and our Chief Executive Officer do take material non-public information into account when determining the timing of equity awards. However, we do not time the disclosure of material non-public information for the purpose of impacting the value of executive compensation. During 2024, we did not grant stock options (or similar awards) to any NEO during any period beginning four business days before and ending one business day after the filing or furnishing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed material non-public information (the “Restricted Period”)
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	It is our policy that our Board of Directors, our Compensation Committee and our Chief Executive Officer do take material non-public information into account when determining the timing of equity awards. However, we do not time the disclosure of material non-public information for the purpose of impacting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

		Number of	Base
		Securities	Price of	Grant Date
		Underlying Stock	Stock Awards	Fair Value of
Name	Grant Date	Awards(1)(3)	($/Share)	Stock Awards(2)
Frederick G. Vogt, Ph.D., J.D.	3/5/2025	187,500	$4.05	$759,375
Friedrich Graf Finckenstein, M.D.	3/5/2025	93,750	$4.05	$379,688
Jean-Marc Bellemin	3/5/2025	93,750	$4.05	$379,688
Igor Bilinsky, Ph.D.	3/5/2025	93,750	$4.05	$379,688
Raj K. Puri, M.D., Ph.D.	3/5/2025	117,190	$4.05	$474,620

(1)	Represents shares of our common stock underlying restricted stock units awarded.
(2)	Represents the fair value of each equity award on the date of grant, as computed in accordance with FASB ASC 718, “Compensation — Stock Compensation,” disregarding the estimate of forfeitures. The Company’s methodology, including its underlying estimates and assumptions used in calculating these values, is set forth in Note 2 and Note 10 to its audited financial statements included in its Form 10-K filed with the SEC for the year ended December 31, 2024. These amounts do not reflect the actual economic value that will be realized by the named executive officer upon the vesting of the equity awards, or the sale of the common stock underlying such equity awards.
(3)	The equity awards vest over three years, with one third vesting on the first anniversary of the grant date and the remaining awards vesting in equal quarterly installments over the two-year period following such first anniversary.

Frederick G. Vogt, Ph.D., J.D.
Awards Close in Time to MNPI Disclosures
Name		Frederick G. Vogt, Ph.D., J.D.
Underlying Securities		187,500
Exercise Price | $ / shares		$ 4.05
Fair Value as of Grant Date | $		$ 759,375
Friedrich Graf Finckenstein, M.D.
Awards Close in Time to MNPI Disclosures
Name		Friedrich Graf Finckenstein, M.D.
Underlying Securities		93,750
Exercise Price | $ / shares		$ 4.05
Fair Value as of Grant Date | $		$ 379,688
Jean-Marc Bellemin
Awards Close in Time to MNPI Disclosures
Name		Jean-Marc Bellemin
Underlying Securities		93,750
Exercise Price | $ / shares		$ 4.05
Fair Value as of Grant Date | $		$ 379,688
Igor Bilinsky, Ph.D.
Awards Close in Time to MNPI Disclosures
Name		Igor Bilinsky, Ph.D.
Underlying Securities		93,750
Exercise Price | $ / shares		$ 4.05
Fair Value as of Grant Date | $		$ 379,688
Raj K. Puri, M.D., Ph.D.
Awards Close in Time to MNPI Disclosures
Name		Raj K. Puri, M.D., Ph.D.
Underlying Securities		117,190
Exercise Price | $ / shares		$ 4.05
Fair Value as of Grant Date | $		$ 474,620